SECURED BORROWINGS, Term Loan (Details)		12 Months Ended
	Oct. 19, 2016	Dec. 31, 2016 USD ($) Aircraft Appraiser	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Secured Borrowings [Abstract]
Loss on extinguishment of debt		$ (9,246,000)	$ (17,491,000)	$ 2,194,000
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding		1,865,424,000
Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Principal amount outstanding		$ 404,016,000	427,781,000
Number of aircraft serving as security | Aircraft		26
Redemption price percentage		101.00%
One-time percentage fee paid in connection with amending the loan	0.25%
Loss on extinguishment of debt		$ 2,300,000	2,100,000
Prepayment penalty			$ 0
Number of independent appraisers | Appraiser		3
Secured Borrowings [Member] | Term Loan [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Loan-to-Value Ratio		70.00%
Secured Borrowings [Member] | Term Loan [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default		$ 50,000,000
Secured Borrowings [Member] | Term Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		3 months
Basis spread on variable rate		2.75%
Floor interest rate		0.75%